CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 0.8%
Anterix Inc.	178,536	$9,151,755	*

Media - 2.8%
Advantage Solutions Inc.	194,947	1,419,214	*
Gray Television Inc.	913,648	19,049,561
Integral Ad Science Holding Corp.	623,200	10,432,368	*

Total Media		30,901,143

TOTAL COMMUNICATION SERVICES		40,052,898

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 2.4%
Goodyear Tire & Rubber Co.	688,505	14,272,709	*
Visteon Corp.	118,298	12,008,430	*

Total Auto Components		26,281,139

Diversified Consumer Services - 2.1%
2U Inc.	786,672	12,696,886	*
Stride Inc.	296,462	10,396,922	*

Total Diversified Consumer Services		23,093,808

Hotels, Restaurants & Leisure - 1.9%
Bloomin’ Brands Inc.	605,149	12,302,679	*
Everi Holdings Inc.	431,715	8,535,006	*

Total Hotels, Restaurants & Leisure		20,837,685

Household Durables - 1.9%
Century Communities Inc.	317,557	20,911,128

Internet & Direct Marketing Retail - 0.8%
1stdibs.com Inc.	409,001	4,212,710	*
ThredUp Inc., Class A Shares	487,879	4,522,639	*

Total Internet & Direct Marketing Retail		8,735,349

Leisure Products - 1.8%
Solo Brands Inc., Class A Shares	718,030	8,013,215	*
Vista Outdoor Inc.	324,899	12,534,603	*

Total Leisure Products		20,547,818

Specialty Retail - 3.6%
Murphy USA Inc.	102,725	20,201,898
Petco Health & Wellness Co. Inc.	598,790	11,227,313	*
Urban Outfitters Inc.	311,110	8,935,079	*

Total Specialty Retail		40,364,290

TOTAL CONSUMER DISCRETIONARY		160,771,217

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2022 Quarterly Report	1

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.2%
Sprouts Farmers Market Inc.	500,803	$13,591,793	*

Food Products - 1.6%
Sovos Brands Inc.	541,900	7,949,673	*
Utz Brands Inc.	628,442	10,124,201

Total Food Products		18,073,874

Personal Products - 0.5%
Honest Co. Inc.	781,092	5,069,287	*

TOTAL CONSUMER STAPLES		36,734,954

ENERGY - 4.9%
Energy Equipment & Services - 0.7%
Helmerich & Payne Inc.	284,811	8,174,076

Oil, Gas & Consumable Fuels - 4.2%
Brigham Minerals Inc., Class A Shares	511,679	11,072,734
CNX Resources Corp.	804,522	11,931,061	*
International Seaways Inc.	701,602	10,236,373
Magnolia Oil & Gas Corp., Class A Shares	587,200	12,701,136

Total Oil, Gas & Consumable Fuels		45,941,304

TOTAL ENERGY		54,115,380

FINANCIALS - 18.7%
Banks - 7.3%
Bank OZK	363,887	17,048,106
Cadence Bank	537,956	16,768,089
Veritex Holdings Inc.	331,100	13,293,665
WesBanco Inc.	376,602	13,365,605
Wintrust Financial Corp.	206,821	20,282,935

Total Banks		80,758,400

Capital Markets - 2.4%
ACIES Acquisition Corp.	1,120,800	5,200,512	*(a)
Conx Corp.	679,422	6,930,104	*
Conyers Park II Acquisition Corp.	1,279,975	9,318,218	*(a)
Deerfield Healthcare Technology Acquisitions Corp.	752,440	4,665,128	*(a)

Total Capital Markets		26,113,962

Consumer Finance - 2.9%
Encore Capital Group Inc.	220,846	14,244,567	*
Oportun Financial Corp.	415,273	7,479,067	*
PROG Holdings Inc.	268,910	10,705,307	*

Total Consumer Finance		32,428,941

Diversified Financial Services - 0.6%
East Resources Acquisition Co.	631,251	6,318,822	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - 2.1%
Assured Guaranty Ltd.	242,536	$12,924,744
BRP Group Inc., Class A Shares	345,212	10,535,870	*

Total Insurance		23,460,614

Thrifts & Mortgage Finance - 3.4%
NMI Holdings Inc., Class A Shares	669,191	16,555,785	*
Washington Federal Inc.	610,674	21,385,804

Total Thrifts & Mortgage Finance		37,941,589

TOTAL FINANCIALS		207,022,328

HEALTH CARE - 12.3%
Biotechnology - 1.4%
Amarin Corp. PLC, ADR	3,365,059	12,181,514	*
Ultragenyx Pharmaceutical Inc.	44,700	3,125,871	*

Total Biotechnology		15,307,385

Health Care Equipment & Supplies - 1.8%
Lantheus Holdings Inc.	456,428	11,597,835	*
Novocure Ltd.	55,200	3,789,480	*
Quotient Ltd.	2,891,116	4,683,608	*

Total Health Care Equipment & Supplies		20,070,923

Health Care Providers & Services - 4.7%
Acadia Healthcare Co. Inc.	264,744	13,938,772	*
CareMax Inc.	181,000	1,122,200	*
HealthEquity Inc.	316,515	16,914,562	*
R1 RCM Inc.	837,989	19,927,378	*

Total Health Care Providers & Services		51,902,912

Health Care Technology - 1.7%
Health Catalyst Inc.	259,473	7,745,269	*
Omnicell Inc.	74,607	11,201,495	*

Total Health Care Technology		18,946,764

Life Sciences Tools & Services - 1.6%
NanoString Technologies Inc.	172,200	5,978,784	*
Syneos Health Inc.	132,123	11,965,059	*

Total Life Sciences Tools & Services		17,943,843

Pharmaceuticals - 1.1%
Intra-Cellular Therapies Inc.	251,545	11,945,872	*

TOTAL HEALTH CARE		136,117,699

INDUSTRIALS - 16.0%
Airlines - 0.9%
SkyWest Inc.	262,911	10,030,055	*

Building Products - 1.1%
Masonite International Corp.	123,039	12,210,390	*

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2022 Quarterly Report	3

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Construction & Engineering - 1.5%
Primoris Services Corp.	627,274	$16,133,487

Electrical Equipment - 1.5%
EnerSys	146,377	10,968,029
Shoals Technologies Group Inc., Class A Shares	362,754	6,116,032	*

Total Electrical Equipment		17,084,061

Machinery - 2.1%
Altra Industrial Motion Corp.	244,100	11,785,148
Hillman Solutions Corp.	1,295,582	11,621,371	*

Total Machinery		23,406,519

Professional Services - 2.9%
ICF International Inc.	115,654	10,916,581
Korn Ferry	169,840	11,273,979
Sterling Check Corp.	476,150	9,527,762	*

Total Professional Services		31,718,322

Road & Rail - 0.9%
Marten Transport Ltd.	586,942	9,796,062

Trading Companies & Distributors - 5.1%
GATX Corp.	121,842	12,726,397
Nesco Holdings Inc.	1,407,338	11,568,318	*(a)
Rush Enterprises Inc., Class A Shares	239,231	12,636,182
Textainer Group Holdings Ltd.	536,617	19,736,773

Total Trading Companies & Distributors		56,667,670

TOTAL INDUSTRIALS		177,046,566

INFORMATION TECHNOLOGY - 11.4%
Electronic Equipment, Instruments & Components - 2.5%
Advanced Energy Industries Inc.	126,204	10,876,260
Itron Inc.	176,000	10,912,000	*
nLight Inc.	289,733	5,994,576	*

Total Electronic Equipment, Instruments & Components		27,782,836

IT Services - 2.3%
CSG Systems International Inc.	122,574	6,958,526
Switch Inc., Class A Shares	423,301	10,849,204
Thoughtworks Holding Inc.	366,126	7,842,419	*

Total IT Services		25,650,149

Semiconductors & Semiconductor Equipment - 2.2%
Semtech Corp.	132,709	9,435,610	*
SMART Global Holdings Inc.	251,125	14,404,530	*

Total Semiconductors & Semiconductor Equipment		23,840,140

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - 4.4%
CommVault Systems Inc.	248,638	$16,773,120	*
NCR Corp.	405,888	15,448,097	*
Rapid7 Inc.	91,322	8,797,048	*
WalkMe Ltd.	449,085	7,827,552	*

Total Software		48,845,817

TOTAL INFORMATION TECHNOLOGY		126,118,942

MATERIALS - 5.3%
Chemicals - 2.6%
Avient Corp.	244,944	12,190,863
Olin Corp.	317,258	16,075,463

Total Chemicals		28,266,326

Metals & Mining - 2.7%
Commercial Metals Co.	329,750	11,026,840
Constellium SE	541,130	9,464,364	*
MP Materials Corp.	245,075	9,788,295	*

Total Metals & Mining		30,279,499

TOTAL MATERIALS		58,545,825

REAL ESTATE - 5.3%
Equity Real Estate Investment Trusts (REITs) - 5.3%
Corporate Office Properties Trust	452,900	11,440,254
Kite Realty Group Trust	624,026	13,029,663
LXP Industrial Trust	800,369	11,917,494
Physicians Realty Trust	699,796	12,778,275
RLJ Lodging Trust	701,223	9,711,939

TOTAL REAL ESTATE		58,877,625

UTILITIES - 3.3%
Electric Utilities - 0.8%
Portland General Electric Co.	178,073	9,355,955

Independent Power and Renewable Electricity Producers - 0.8%
Sunnova Energy International Inc.	454,200	8,929,572	*

Multi-Utilities - 1.7%
Black Hills Corp.	279,892	18,959,884

TOTAL UTILITIES		37,245,411

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $878,666,224)		1,092,648,845

See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2022 Quarterly Report	5

CLEARBRIDGE SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	12,617,275	$12,617,275
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	3,154,319	3,154,319	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,771,594)			15,771,594

TOTAL INVESTMENTS - 100.0% (Cost - $894,437,818)			1,108,420,439
Liabilities in Excess of Other Assets - (0.0)%††			(157,077)

TOTAL NET ASSETS - 100.0%			$1,108,263,362

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $3,154,319 and the cost was $3,154,319 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Small Cap Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Financials	$187,838,470	$19,183,858	—	$207,022,328
Industrials	165,478,248	11,568,318	—	177,046,566
Other Common Stocks	708,579,951	—	—	708,579,951

Total Long-Term Investments	1,061,896,669	30,752,176	—	1,092,648,845

Short-Term Investments†	15,771,594	—	—	15,771,594

Total Investments	$1,077,668,263	$30,752,176	—	$1,108,420,439

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$7,211,905	$11,174,975	11,174,975	$15,232,561	15,232,561	—	$98	—	$3,154,319

9